Acquisitions and dispositions- Additional Information (Detail) - USD ($)							12 Months Ended
	Jul. 31, 2015	Jan. 02, 2015	May. 01, 2014	Apr. 23, 2014	Sep. 27, 2013	May. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisitions
Contingent payments							$ 0
Potential obligation to pay additional consideration, upper limit							$ 4,000,000
Contingent consideration arrangement time period of measurement							3 months
Goodwill							$ 17,618,000,000	$ 17,869,000,000	$ 18,073,000,000
Dispositions
Dispositions, net of cash							$ 17,000,000	$ 64,000,000	$ 84,000,000
Meriten Investment Management GmbH
Dispositions
Dispositions, net of cash	$ 40,000,000
After-tax gain (loss) on sale	(12,000,000)
Goodwill written off related to sale of business unit	22,000,000
Indefinite-lived intangible assets, written off related to sale of business unit	$ 9,000,000
Mexico Corporate Trust
Dispositions
Dispositions, net of cash				$ 65,000,000
After-tax gain (loss) on sale				4,000,000
Goodwill written off related to sale of business unit				8,000,000
Indefinite-lived intangible assets, written off related to sale of business unit				$ 1,000,000
SourceNet
Dispositions
Dispositions, net of cash						$ 11,000,000
Pretax gain on sale						2,000,000
After-tax gain (loss) on sale						$ 10,000,000
Newton Private Clients
Dispositions
Dispositions, net of cash					$ 120,000,000
Pretax gain on sale					27,000,000
After-tax gain (loss) on sale					5,000,000
Goodwill written off related to sale of business unit					69,000,000
Indefinite-lived intangible assets, written off related to sale of business unit					$ 7,000,000
Cutwater Asset Management
Acquisitions
Business acquisition, assets under management acquired		$ 23,000,000,000
HedgeMark International, LLC
Acquisitions
Ownership percentage acquired (percent)			65.00%
Payments to acquire business			$ 26,000,000
Ownership percentage prior to acquisition (percent)			35.00%
Goodwill			$ 47,000,000
Intangible assets			$ 1,000,000